CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Mar. 31, 2018
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 17—CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC VIEs and VIEs’subsidiary are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The Company’s subsidiaries and its VIEs are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in China, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into US Dollars.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary and VIE exceed 25% of the consolidated net assets of the Company.

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Company’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. The footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

HEXINDAI INC.
PARENT COMPANY CONDENSED BALANCE SHEETS

	As of March 31 2018	As of March 31 2017
ASSETS:
Cash	$47,387,922	$1,949,877
Prepayment and other assets	9,995	54,290
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	95,543,469	21,500,189

TOTAL ASSETS	$142,941,386	$23,504,356

LIABILITIES:
Accrued expenses and other current liabilities	2,898,317	—
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 47,958,550 and 42,921,600 shares issued and outstanding as of March 31, 2018 and 2017, respectively.	$4,796	$4,292
Additional paid-in capital	58,417,971	13,285,717
Retained earnings	77,241,073	11,759,100
Accumulated other comprehensive income (loss)	4,379,229	(1,544,753)

TOTAL SHAREHOLDERS’ EQUITY	140,043,069	23,504,356

TOTAL LIABILITIES AND SHEREHOLDERS’ EQUITY	$142,941,386	$23,504,356

HEXINDAI INC.
PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	For The Years Ended March 31,
	2018	2017	2016
Equity in earnings of subsidiaries, VIEs and VIEs’ subsidiaries	$68,117,762	$8,570,978	$3,538,407
General administrative expense and others	(2,607,137)	(114)	—

NET INCOME	65,510,625	8,570,864	3,538,407

OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	6,028,143	(1,080,036)	(482,083)

COMPREHENSIVE INCOME	$71,538,768	$7,490,828	3,056,324

HEXINDAI INC.
PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

	For The Years Ended March 31,
	2018	2017	2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$65,510,625	$8,570,864	$3,538,407
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in subsidiaries, VIEs and VIEs’ subsidiaries	(68,117,762)	(8,570,978)	(3,538,407)
Stock based compensation	1,828,868	—	—

Changes in operating assets and liabilities:
Prepayments and other current assets	44,295	(50,009)	—
Accrued expenses and other current liabilities	2,898,317	—	—

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	2,164,343	(50,123)	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering	—	2,000,000	—
Proceeds from IPO, net of offering costs of US$7,095,758	43,273,702	—	—

NET CASH PROVIDED BY FINANCING ACTIVITIES	43,273,702	2,000,000	—

NET INCREASE IN CASH	45,438,045	1,949,877	—
CASH—beginning of year	1,949,877	—	—

CASH—end of year	$47,387,922	$1,949,877	$—

SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	$—	$—	$—

Cash paid for interest	$—	$—	$—